Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 21,699,202	$ 5,306,857
Financial assets at fair value through profit or loss – current	1,000	995,101
Restricted deposits – current	15,773,099	27,827,915
Unbilled receivables (Contract assets)	34,306,195	34,213,379
Accounts receivable, net	25,670,157	1,448,202
Inventories	5,199	23,116
Prepayments - current	28,632,212	7,445,195
Other receivables, net	432,696	107,228
Other current assets	151,816	170,461
Total current assets	126,671,576	77,537,454
Non-current assets
Restricted deposits - non-current		13,643,000
Property and equipment	14,939,143	15,878,965
Right-of-use assets	505,345	53,036
Intangible assets	2,931,661	5,869,512
Deferred income tax assets	6,938,213	970,201
Prepayments - non-current	315,304	451,580
Other non-current assets	1,494,740	1,034,000
Total non-current assets	27,124,406	37,900,294
Total assets	153,795,982	115,437,748
Current liabilities
Short-term borrowings	15,073,458	16,449,110
Contract liabilities	273,227	107,603
Notes payable		603
Accounts payable	26,039,076	11,045,758
Other payables	2,451,135	6,080,563
Provisions – current	37,673	68,510
Lease liabilities – current	210,448	30,327
Current income tax liabilities	9,028,829	4,638,131
Warrant liabilities	20,082,272	6,221,482
Convertible preference shares liabilities		7,767,238
Long-term borrowings, current portion	1,972,371	1,817,873
Other current liabilities, others	142,796	89,614
Total current liabilities	75,311,285	54,316,812
Non-current liabilities
Long-term borrowings	4,372,188	6,822,438
Provisions - non-current	22,013	63,947
Deferred income tax liabilities	42,897	59,807
Lease liabilities - non-current	579,699	23,011
Guarantee deposits received	364,047
Total non-current liabilities	5,380,844	6,969,203
Total liabilities	80,692,129	61,286,015
Share capital
Ordinary share	19,443	7,846
Capital surplus
Capital surplus	254,585,267	166,168,318
Retained earnings
Accumulated deficit	(148,238,729)	(83,399,309)
Other equity interest
Financial statements translation differences of foreign operations	(55,500)	955,018
Treasury shares	(33,206,628)	(29,580,140)
Equity attributable to owners of the parent	73,103,853	54,151,733
Total equity	73,103,853	54,151,733
Significant contingent liabilities and unrecognized contract commitments
Total liabilities and equity	$ 153,795,982	$ 115,437,748